UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Capital Appreciation and Income Fund

Investor Class (PRCFX)

This semi-annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - Investor Class	$33	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$166,807
Number of Portfolio Holdings	202

Portfolio Turnover Rate	15.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	40.8%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	19.6
Corporate Bonds	16.8
Bank Loans	16.8
Options Written	0.0
Short-Term and Other	6.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.7%
Microsoft	3.4
Yum! Brands	2.6
Apple	2.4
Hilton Domestic Operating	2.0
Alphabet	2.0
Applied Systems	1.9
HUB International	1.7
Amazon.com	1.5
NVIDIA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1577-053 8/24

Capital Appreciation and Income Fund

Investor Class (PRCFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Capital Appreciation and Income Fund

I Class (PRCHX)

This semi-annual shareholder report contains important information about Capital Appreciation and Income Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation and Income Fund - I Class	$25	0.49%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$166,807
Number of Portfolio Holdings	202

Portfolio Turnover Rate	15.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	40.8%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	19.6
Corporate Bonds	16.8
Bank Loans	16.8
Options Written	0.0
Short-Term and Other	6.0

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.7%
Microsoft	3.4
Yum! Brands	2.6
Apple	2.4
Hilton Domestic Operating	2.0
Alphabet	2.0
Applied Systems	1.9
HUB International	1.7
Amazon.com	1.5
NVIDIA	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1578-053 8/24

Capital Appreciation and Income Fund

I Class (PRCHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCFX Capital Appreciation and
Income Fund –
.
PRCHX Capital Appreciation and
Income Fund–
.
I Class

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/24
11/29/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 25.72 $ 25.00
Investment activities
Net investment income
(2)(3)
0.45 0.07
Net realized and unrealized gain/loss 0.81 0.72
Total from investment activities 1.26 0.79
Distributions
Net investment income (0.38) (0.07)
NET ASSET VALUE
End of period $ 26.60 $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
4.94% 3.15%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.96%
(5)
0.88%
(5)
Net expenses after waivers/payments by Price Associates 0.65%
(5)
0.65%
(5)
Net investment income 3.45%
(5)
3.23%
(5)
Portfolio turnover rate 15.2% 0.4%
Net assets, end of period (in millions) $98 $33
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/24
11/29/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 25.72 $ 25.00
Investment activities
Net investment income
(2)(3)
0.47 0.08
Net realized and unrealized gain/loss 0.81 0.71
Total from investment activities 1.28 0.79
Distributions
Net investment income (0.40) (0.07)
NET ASSET VALUE
End of period $ 26.60 $ 25.72
Ratios/Supplemental Data
Total return
(3)(4)
5.01% 3.16%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.83%
(5)
0.88%
(5)
Net expenses after waivers/payments by Price Associates 0.49%
(5)
0.48%
(5)
Net investment income 3.60%
(5)
3.40%
(5)
Portfolio turnover rate 15.2% 0.4%
Net assets, end of period (in millions) $69 $25
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Capital Appreciation and Income Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
BANK LOANS  16.8% (1)
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.842%, 11/6/30 (2) 665,483 667
Applied Systems, FRN
1M TSFR + 3.50%, 8.835%, 2/24/31 (2) 2,606,897 2,625
Applied Systems, FRN
1M TSFR + 5.25%, 10.585%, 2/23/32 (2) 498,000 514
AssuredPartners, FRN
1M TSFR + 3.50%, 8.844%, 2/14/31 (2) 883,785 886
Avantor Funding, FRN
1M TSFR + 2.00%, 7.444%, 11/8/27 (2) 484,839 487
Azalea Topco, FRN
1M TSFR + 3.50%, 8.844%, 4/30/31 (2) 372,000 371
BroadStreet Partners, FRN
1M TSFR + 3.25%, 8.594%, 6/13/31 (2) 801,378 799
Delta 2, FRN
1M TSFR + 2.25%, 7.585%, 1/15/30 (2) 1,207,000 1,209
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.944%, 10/9/29 (2) 726,842 730
Epicor Software, FRN
1M TSFR + 3.25%, 7.797%, 5/23/31 (2)(3) 1,218,918 1,223
Filtration Group, FRN
1M TSFR + 3.50%, 8.958%, 10/21/28 (2) 1,986,968 1,995
Four Seasons Hotels, FRN
1M TSFR + 2.00%, 7.344%, 11/30/29 (2) 1,179,176 1,183
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.095%, 11/8/30 (2) 1,677,000 1,678
HUB International, FRN
1M TSFR + 3.25%, 8.575%, 6/20/30 (2) 1,250,870 1,253
ICON Luxembourg, FRN
1M TSFR + 2.00%, 7.335%, 7/3/28 (2) 781,521 784
IRB Holding, FRN
1M TSFR + 2.75%, 8.194%, 12/15/27 (2) 952,277 951
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.944%, 4/21/27 (2) 863,617 855
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.744%, 6/21/27  264,923 270
Ryan Specialty, FRN
1M TSFR + 2.75%, 8.094%, 9/1/27  653,610 656
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 7.35%, 1/25/31 (2) 1,548,810 1,550
Severin Acquisition, FRN
3M TSFR + 3.00%, 8.33%, 8/1/27  1,559,125 1,563
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.075%, 10/20/27 (2) 404,893 414

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Trans Union, FRN
1M TSFR + 1.75%, 7.194%, 11/16/26 (2) 510,778 510
Trans Union, FRN
1M TSFR + 2.00%, 7.344%, 12/1/28 (2) 515,792 516
TransDigm, FRN
1M TSFR + 2.75%, 8.085%, 3/22/30 (2) 656,820 658
TransDigm, FRN
3M TSFR + 2.75%, 8.085%, 8/24/28 (2) 667,789 669
Truist Insurance Holdings, FRN
1M TSFR + 4.75%, 10.085%, 5/6/32 (2) 295,000 300
UKG, FRN
1M TSFR + 3.25%, 8.555%, 2/10/31 (2) 1,370,904 1,375
USI, FRN
1M TSFR + 2.75%, 8.085%, 9/27/30 (2) 432,862 433
USI, FRN
1M TSFR + 2.75%, 8.094%, 11/23/29 (2) 882,824 882
Total Bank Loans (Cost $28,010) 28,006
COMMON STOCKS  40.8%
COMMUNICATION SERVICES  3.3%
Interactive Media & Services  3.0%
Alphabet, Class A  17,909 3,262
Meta Platforms, Class A  3,423 1,726
4,988
Wireless Telecommunication Services  0.3%
T-Mobile U.S.  2,697 475
475
Total Communication Services 5,463
CONSUMER DISCRETIONARY  3.9%
Broadline Retail  1.5%
Amazon.com (4) 12,864 2,486
2,486
Diversified Consumer Services  0.1%
Service Corp International  3,599 256
256
Hotels, Restaurants & Leisure  1.8%
Domino's Pizza  469 242
Hilton Worldwide Holdings  2,000 436
Marriott International, Class A  1,343 325
McDonald's  3,087 787
Starbucks  4,181 325

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Yum! Brands  6,422 851
2,966
Household Durables  0.2%
Lennar, Class A  1,814 272
272
Specialty Retail  0.3%
O'Reilly Automotive (4) 316 334
Ulta Beauty (4) 385 148
482
Total Consumer Discretionary 6,462
CONSUMER STAPLES  0.9%
Food Products  0.3%
Mondelez International, Class A  7,193 471
471
Household Products  0.6%
Procter & Gamble  5,819 960
960
Total Consumer Staples 1,431
ENERGY  1.8%
Oil, Gas & Consumable Fuels  1.8%
Canadian Natural Resources  35,091 1,249
Cheniere Energy  1,213 212
EOG Resources (5) 4,158 523
Exxon Mobil (5) 8,981 1,034
Total Energy 3,018
FINANCIALS  4.6%
Banks  1.4%
Bank of America  22,538 896
JPMorgan Chase  6,882 1,392
2,288
Capital Markets  1.1%
Goldman Sachs Group  938 424
Intercontinental Exchange  2,764 379
Morgan Stanley  5,905 574
Raymond James Financial  3,115 385
1,762
Financial Services  1.5%
Fiserv (4) 3,061 456
Mastercard, Class A  2,299 1,015

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  3,845 1,009
2,480
Insurance  0.6%
Aflac  2,105 188
Marsh & McLennan  3,719 784
972
Total Financials 7,502
HEALTH CARE  7.2%
Biotechnology  0.8%
AbbVie (5) 6,077 1,043
Biogen (4) 1,662 385
1,428
Health Care Equipment & Supplies  1.5%
Abbott Laboratories  5,248 545
Becton Dickinson & Company  4,173 975
GE HealthCare Technologies  5,785 451
Stryker  1,495 509
2,480
Health Care Providers & Services  2.1%
Elevance Health (5) 1,076 583
HCA Healthcare  1,784 573
Humana  641 239
McKesson (5) 664 388
UnitedHealth Group  3,265 1,663
3,446
Life Sciences Tools & Services  1.9%
Agilent Technologies  3,642 472
Danaher  2,480 620
IQVIA Holdings (4) 1,483 313
Mettler-Toledo International (4) 214 299
Revvity  5,700 598
Thermo Fisher Scientific  1,455 805
3,107
Pharmaceuticals  0.9%
Eli Lilly  788 713
Johnson & Johnson (5) 2,384 349
Zoetis  2,503 434
1,496
Total Health Care 11,957

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  4.4%
Aerospace & Defense  0.4%
Lockheed Martin  1,387 648
648
Building Products  0.2%
A.O. Smith  4,176 341
341
Commercial Services & Supplies  1.6%
Republic Services  3,930 764
Veralto  6,293 601
Waste Connections  3,725 653
Waste Management  3,065 654
2,672
Electrical Equipment  0.2%
AMETEK  1,889 315
315
Ground Transportation  0.4%
CSX  13,330 446
Old Dominion Freight Line  1,456 257
703
Industrial Conglomerates  0.2%
Roper Technologies  715 403
403
Machinery  1.4%
Dover  2,189 395
Fortive  5,408 401
IDEX  1,316 265
Illinois Tool Works  1,652 391
Ingersoll Rand  4,481 407
Parker-Hannifin  502 254
Snap-on  725 189
2,302
Total Industrials & Business Services 7,384
INFORMATION TECHNOLOGY  10.4%
Electronic Equipment, Instruments & Components  0.5%
TE Connectivity  2,367 356
Teledyne Technologies (4) 1,281 497
853

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.3%
Accenture, Class A  674 204
VeriSign (4) 1,772 315
519
Semiconductors & Semiconductor Equipment  2.1%
Applied Materials  1,924 454
Microchip Technology  3,550 325
NVIDIA  18,757 2,317
NXP Semiconductors  1,525 410
3,506
Software  5.2%
Adobe (4) 879 488
Cadence Design Systems (4) 1,099 338
Intuit  1,193 784
Microsoft  12,575 5,621
PTC (4) 2,706 492
Salesforce  3,917 1,007
8,730
Technology Hardware, Storage & Peripherals  2.3%
Apple  18,627 3,923
3,923
Total Information Technology 17,531
MATERIALS  0.4%
Chemicals  0.4%
Linde  1,399 614
Total Materials 614
REAL ESTATE  0.4%
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  1,555 175
175
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  2,470 480
480
Total Real Estate 655
UTILITIES  2.7%
Electric Utilities  0.7%
Entergy  3,353 359
Evergy  5,044 267

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exelon  17,827 617
1,243
Multi-Utilities  2.0%
Ameren  10,389 739
CenterPoint Energy  17,488 542
CMS Energy  4,533 270
DTE Energy  4,395 488
NiSource  17,157 494
Public Service Enterprise Group  4,085 301
WEC Energy Group  7,464 585
3,419
Total Utilities 4,662
Total Miscellaneous Common Stocks  0.8%  (6) 1,340
Total Common Stocks (Cost $63,134) 68,019
CORPORATE BONDS  16.8%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (7) 162,000 152
Alliant Holdings Intermediate, 5.875%, 11/1/29 (7) 178,000 166
Alliant Holdings Intermediate, 6.75%, 10/15/27 (7) 551,000 541
Alliant Holdings Intermediate, 6.75%, 4/15/28 (7) 151,000 151
American Tower, 3.80%, 8/15/29  435,000 405
American Tower, 5.90%, 11/15/33  397,000 406
Avantor Funding, 3.875%, 11/1/29 (7) 915,000 830
Avantor Funding, 4.625%, 7/15/28 (7) 216,000 206
Biogen, 3.15%, 5/1/50  674,000 430
Biogen, 3.25%, 2/15/51  634,000 413
Biogen, 5.20%, 9/15/45  416,000 376
Booz Allen Hamilton, 3.875%, 9/1/28 (7) 435,000 411
Booz Allen Hamilton, 4.00%, 7/1/29 (7) 234,000 219
Booz Allen Hamilton, 5.95%, 8/4/33  396,000 409
BroadStreet Partners, 5.875%, 4/15/29 (7) 450,000 420
CCO Holdings, 5.00%, 2/1/28 (7) 430,000 402
CCO Holdings, 5.125%, 5/1/27 (7) 427,000 410
Charles River Laboratories International, 3.75%, 3/15/29 (7) 275,000 251
Charles River Laboratories International, 4.00%, 3/15/31 (7) 371,000 330
Exelon, 4.45%, 4/15/46  488,000 408
Fortive, 4.30%, 6/15/46  671,000 551
Gartner, 3.625%, 6/15/29 (7) 673,000 613
Gartner, 3.75%, 10/1/30 (7) 930,000 831
Gartner, 4.50%, 7/1/28 (7) 428,000 412
GFL Environmental, 6.75%, 1/15/31 (7) 256,000 261

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hilton Domestic Operating, 3.625%, 2/15/32 (7) 1,438,000 1,244
Hilton Domestic Operating, 4.00%, 5/1/31 (7) 242,000 216
Hilton Domestic Operating, 4.875%, 1/15/30  216,000 207
Howmet Aerospace, 3.00%, 1/15/29  245,000 222
Howmet Aerospace, 5.90%, 2/1/27  180,000 182
Howmet Aerospace, 5.95%, 2/1/37  601,000 618
Howmet Aerospace, 6.75%, 1/15/28  181,000 189
HUB International, 5.625%, 12/1/29 (7) 671,000 632
HUB International, 7.25%, 6/15/30 (7) 914,000 932
IQVIA, 5.00%, 5/15/27 (7) 419,000 408
IQVIA, 5.70%, 5/15/28  202,000 204
IQVIA, 6.50%, 5/15/30 (7) 202,000 204
Lockheed Martin, 4.70%, 5/15/46  491,000 441
Marriott International, Series GG, 3.50%, 10/15/32  547,000 474
MSCI, 3.25%, 8/15/33 (7) 502,000 413
MSCI, 3.625%, 9/1/30 (7) 371,000 333
MSCI, 3.625%, 11/1/31 (7) 287,000 252
MSCI, 3.875%, 2/15/31 (7) 372,000 336
MSCI, 4.00%, 11/15/29 (7) 450,000 421
Northrop Grumman, 5.25%, 5/1/50  721,000 676
PRA Health Sciences, 2.875%, 7/15/26 (7) 227,000 215
PTC, 4.00%, 2/15/28 (7) 875,000 823
RTX, 5.15%, 2/27/33  205,000 202
SBA Communications, 3.125%, 2/1/29  1,632,000 1,450
Service Corp. International, 3.375%, 8/15/30  143,000 124
Service Corp. International, 4.00%, 5/15/31  350,000 312
TransDigm, 4.625%, 1/15/29  231,000 215
TransDigm, 7.125%, 12/1/31 (7) 403,000 415
UKG, 6.875%, 2/1/31 (7) 196,000 198
VICI Properties, 4.125%, 8/15/30 (7) 915,000 831
VICI Properties, 4.625%, 12/1/29 (7) 899,000 850
Workday, 3.80%, 4/1/32  239,000 214
Yum! Brands, 3.625%, 3/15/31  755,000 664
Yum! Brands, 4.625%, 1/31/32  786,000 721
Yum! Brands, 4.75%, 1/15/30 (7) 662,000 630
Yum! Brands, 5.35%, 11/1/43  451,000 430
Yum! Brands, 5.375%, 4/1/32  685,000 659
Yum! Brands, 6.875%, 11/15/37  379,000 410
Total Corporate Bonds (Cost $28,059) 27,971

T. ROWE PRICE Capital Appreciation and Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  19.6%
U.S. Treasury Obligations  19.6%
U.S. Treasury Notes, 4.00%, 2/15/34  14,251,000 13,837
U.S. Treasury Notes, 4.375%, 5/15/34  6,079,000 6,081
U.S. Treasury Notes, 4.50%, 11/15/33  12,765,000 12,884
32,802
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $33,088) 32,802
SHORT-TERM INVESTMENTS  7.7%
Money Market Funds  7.7%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 12,822,810 12,823
Total Short-Term Investments (Cost $12,823) 12,823
Total Investments in Securities
101.7% of Net Assets
(Cost $165,114) $ 169,621
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of June 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2024, was $128 and was valued at $95 (0.1% of net assets).
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at June 30, 2024.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,959 and represents 9.6% of net assets.
(8) Seven-day yield
(9) Affiliated Companies

T. ROWE PRICE Capital Appreciation and Income Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation and Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
McKesson, Call, 1/17/25
@ $580.00 4 234 (19)
Goldman Sachs
Johnson & Johnson, Call,
1/17/25 @ $180.00 19 278 (1)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$175.00 15 257 (13)
JPMorgan Chase
Elevance Health, Call,
1/17/25 @ $550.00 2 108 (7)
Wells Fargo
EOG Resources, Call,
1/17/25 @ $143.50 38 478 (14)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $115.00 19 219 (16)
Wells Fargo
Exxon Mobil, Call, 1/17/25
@ $120.00 15 173 (8)
Total Options Written (Premiums $(68)) $ (78)

T. ROWE PRICE Capital Appreciation and Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ —# $ — $ 265+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 9,836  ¤  ¤ $ 12,823^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $265 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,823.

T. ROWE PRICE Capital Appreciation and Income Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $165,114) $ 169,621
Receivable for shares sold 798
Interest and dividends receivable 766
Cash 54
Due from affiliates 31
Receivable for investment securities sold 28
Other assets 45
Total assets 171,343
Liabilities
Payable for investment securities purchased 4,050
Payable for shares redeemed 180
Options written (premiums $68) 78
Investment management fees payable 58
Other liabilities 170
Total liabilities 4,536
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 166,807
Net Assets Consist of:
Total distributable earnings (loss) $ 4,821
Paid-in capital applicable to 6,269,962 shares of $0.0001
par value capital stock outstanding; 4,000,000,000, shares
authorized 161,986
NET ASSETS $ 166,807
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $98,199; Shares outstanding: 3,691,200) $ 26.60
I Class
(Net assets: $68,608; Shares outstanding: 2,578,762) $ 26.60

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest $ 1,712
Dividend (net of foreign taxes of $4) 582
Total income 2,294
Expenses
Investment management 248
Shareholder servicing
Investor Class $ 51
I Class 4 55
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 128
Registration 44
Legal and audit 19
Organization costs 10
Miscellaneous 1
Waived / paid by Price Associates (183)
Total expenses 328
Net investment income 1,966

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 147
Options written 2
Net realized gain 149
Change in net unrealized gain / loss
Securities 3,464
Options written (10)
Change in net unrealized gain / loss 3,454
Net realized and unrealized gain / loss 3,603
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,569

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
11/29/23
Through
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,966 $ 115
Net realized gain 149 3
Change in net unrealized gain / loss 3,454 1,043
Increase in net assets from operations 5,569 1,161
Distributions to shareholders
Net earnings
Investor Class (1,048) (60)
I Class (746) (55)
Decrease in net assets from distributions (1,794) (115)
Capital share transactions
*
Shares sold
Investor Class 83,552 33,841
I Class 46,923 24,165
Distributions reinvested
Investor Class 852 27
I Class 536 19
Shares redeemed
Investor Class (21,256) (1,548)
I Class (5,114) (11)
Increase in net assets from capital share
transactions 105,493 56,493

T. ROWE PRICE Capital Appreciation and Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
11/29/23
Through
12/31/23
Net Assets
Increase during period 109,268 57,539
Beginning of period 57,539 –
End of period $ 166,807 $ 57,539
*Share information (000s)
Shares sold
Investor Class 3,197 1,337
I Class 1,795 958
Distributions reinvested
Investor Class 32 1
I Class 20 1
Shares redeemed
Investor Class (816) (60)
I Class (195) –
(1)
Increase in shares outstanding 4,033 2,237
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Capital Appreciation and Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation and Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on November 29, 2023. The fund seeks total return through a combination of income and capital appreciation. The fund has two classes of shares: the Capital Appreciation and Income Fund (Investor Class) and the
Capital Appreciation and Income Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such

T. ROWE PRICE Capital Appreciation and Income Fund

information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Capital Appreciation and Income Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation and Income Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation and Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 88,779 $ — $ 88,779
Common Stocks 68,019 — — 68,019
Short-Term Investments 12,823 — — 12,823
Total $ 80,842 $ 88,779 $ — $ 169,621
Liabilities
Options Written $ — $ 78 $ — $ 78
1
Includes Bank Loans, Corporate Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation and Income Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 78
Total $ 78
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 2
Total $ 2
Change in Unrealized
Gain (Loss)
Equity derivatives $ (10)
Total $ (10)

T. ROWE PRICE Capital Appreciation and Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties

T. ROWE PRICE Capital Appreciation and Income Fund

to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Capital Appreciation and Income Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Capital Appreciation and Income Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $95,031,000 and $15,790,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $23,460,000 and $0, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end;
accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $165,048,000. Net unrealized gain aggregated
$4,495,000 at period-end, of which $5,777,000 related to appreciated investments and $1,282,000 related to depreciated investments.

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Capital Appreciation and Income Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $194,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.65% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(105) $(78)

T. ROWE PRICE Capital Appreciation and Income Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $59,000 for
Price Associates and $26,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 500,000 shares of the Investor Class, representing 14% of the Investor Class's net assets, and 500,000 shares of the I Class, representing
19% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE Capital Appreciation and Income Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Capital Appreciation and Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Capital Appreciation and Income Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The fund only recently incepted in November 2023, so the fund’s relative performance was not evaluated at the Meeting.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds but did not review information regarding profits realized from managing the fund in particular because the fund had recently incepted.
Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation and Income Fund

The fund’s shareholders also benefit from potential future economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
Fees and Expenses
The Board was not provided with data for peer groups compiled by Broadridge since the fund incepted in November 2023, and Broadridge prepares such information as of September 30, 2023. However, in connection with its approval of the initial Advisory Contract, the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and
T. Rowe Price funds and, on the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1577-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation and Income Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024